Cover	12 Months Ended
Nov. 30, 2023
Cover [Abstract]
Document Type	DEF 14A
Entity Registrant Name	PROGRESS SOFTWARE CORP /MA
Entity Central Index Key	0000876167
Amendment Flag	false